May 4, 2004



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      KOBREN INSIGHT FUNDS (THE "FUND")
                  FILE NOS. 333-12075/811-07813

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund, does not differ from that contained in Post-Effective Amendment No. 18 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2004 (Accession # 0000935069-04-000665).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4418 or Gail A. Hanson at (617) 338-4057. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,



/S/AMY F. PUFFER
Amy F. Puffer
Regulatory Administration